Revenue (Tables)	9 Months Ended
Sep. 30, 2025
Revenue
Schedule of disaggregation of revenue categorized by commodities sold
	Three-month	Three-month	Nine-month	Nine-month
	period ended	period ended	period ended	period ended
	September 30,	September 30,	September 30,	September 30,
	2025	2024 Revised (1)	2025	2024 Revised (1)

Silver
Sales revenue	$17,212	$13,630	$45,950	$49,011
Derivative pricing adjustments	(351)	(1,547)	755	(887)
	16,861	12,083	46,705	48,124
Zinc
Sales revenue	$108	$9,509	$11,883	$29,431
Derivative pricing adjustments	73	235	155	890
	181	9,744	12,038	30,321
Lead
Sales revenue	$2,048	$4,482	$7,312	$14,274
Derivative pricing adjustments	(41)	(105)	(175)	53
	2,007	4,377	7,137	14,327
Other by-products
Sales revenue	$4	$216	$354	$808
Derivative pricing adjustments	26	92	89	306
	30	308	443	1,114

Total sales revenue	$19,372	$27,837	$65,499	$93,524
Total derivative pricing adjustments	(293)	(1,325)	824	362
Gross revenue	$19,079	$26,512	$66,323	$93,886
Proceeds before intended use	12,934	990	23,536	1,695
Treatment and selling costs	(1,417)	(5,176)	(8,789)	(19,190)
	$30,596	$22,326	$81,070	$76,391